Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	4D Molecular Therapeutics, Inc.
Entity Central Index Key	0001650648
Entity Emerging Growth Company	false
Entity File Number	001-39782
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3506994
Entity Address, Address Line One	5858 Horton Street
Entity Address, Address Line Two	#455
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	505-2680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	FDMT
Security Exchange Name	NASDAQ